Taxes (Details) - Schedule of Components of the Income Tax Provision - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Components of the Income Tax Provision [Abstract]
Provisions for current income tax	$ 796	$ 1,614
Provisions for deferred income tax
Total	$ 796	$ 1,614